OTHER RECEIVABLES, NET - Summary of Movement of allowance for credit losses (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)
OTHER RECEIVABLES, NET
Charge to (reversal of) allowance	¥ 224,756	$ (30,792)	¥ 1,392,516
Third Parties
OTHER RECEIVABLES, NET
Beginning balance	800,374	109,651	¥ 1,994,960	¥ 1,994,960
Charge to (reversal of) allowance	(224,756)	(30,792)		(1,194,586)
Ending balance	¥ 575,618	$ 78,859		¥ 800,374